Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill are as follows:

In thousands	North America	South America	Europe	Asia	Total
December 29, 2012	$39,129	$6,851	$—	$34,628	$80,608
Acquisitions	33,699	—	—	—	33,699
Impairment	—	—	—	—	—
Translation	781	—	—	240	1,021
December 28, 2013	$73,609	$6,851	$—	$34,868	$115,328
Acquisitions	5,688	127,959	—	—	133,647
Impairment	—	(6,851)	—	—	(6,851)
Translation	(781)	(20,597)	—	(192)	(21,570)
December 31, 2014	$78,516	$107,362	$—	$34,676	$220,554